Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021 [1]	Jan. 01, 2021
Current assets:
Cash, cash equivalents and restricted cash		$ 711,853	$ 741,122	$ 506,468	[1]
Accounts receivable:
Related parties		2,155	4,662	3,641	[1]
Other accounts receivable, net		78,849	50,264	28,104	[1]
Recoverable value added tax and others		94,348	35,862	46,242	[1]
Recoverable income tax		64,774	15,296	23,643	[1]
Inventories		15,758	14,397	13,984	[1]
Prepaid expenses and other current assets		33,189	38,387	42,631	[1]
Derivative financial instruments	[1]			10
Assets held for sale		795
Guarantee deposits		64,357	78,990	57,245	[1]
Total current assets		1,066,078	978,980	721,968	[1]
Non-current assets:
Rotable spare parts, furniture and equipment, net		478,771	454,602	364,994	[1]
Right-of-use assets		2,180,931	1,917,235	1,720,223	[1]
Intangible assets, net		12,725	12,632	9,603	[1]
Derivative financial instruments		1,585	1,398	16	[1]
Deferred income taxes		208,010	141,272	156,830	[1]
Guarantee deposits		483,878	455,372	422,320	[1]
Other long-term assets		35,675	23,077	22,269	[1]
Total non-current assets		3,401,575	3,005,588	2,696,255	[1]
Total assets		4,467,653	3,984,568	3,418,223	[1]
Current liabilities:
Unearned transportation revenue		346,469	303,982	293,298	[1]
Suppliers		194,856	108,164	112,275	[1]
Related parties		14,610	10,547	6,266	[1]
Accrued liabilities		186,572	178,096	118,117	[1]
Lease liabilities		335,620	283,843	325,038	[1]
Other taxes and fees payable		218,329	131,182	112,096	[1]
Income taxes payable		5,738	4,187	201	[1]
Derivative financial instruments	[1]			484
Financial debt		112,148	196,898	78,145	[1]
Other liabilities		5,398	34,635	5,074	[1]
Total current liabilities		1,419,740	1,251,534	1,050,994	[1]
Non-current liabilities:
Financial debt		160,887	108,039	190,276	[1]
Accrued liabilities		13,283	1,475	3,343	[1]
Lease liabilities		2,373,103	2,128,294	1,887,163	[1]
Other liabilities		244,454	166,930	133,727	[1]
Employee benefits		10,987	3,968	2,538	[1]
Deferred income taxes		10,462	11,191	10,014	[1]
Total non-current liabilities		2,813,176	2,419,897	2,227,061	[1]
Total liabilities		4,232,916	3,671,431	3,278,055	[1]
Equity:
Capital stock		248,278	248,278	248,278	[1]
Treasury shares		(12,866)	(8,652)	(9,412)	[1]
Legal reserve		17,363	17,363	17,363	[1]
Additional paid-in capital		283,174	281,037	284,257	[1]
Accumulated deficit		(155,903)	(75,679)	(182,132)	[1]
Accumulated other comprehensive loss		(145,309)	(149,210)	(218,186)	[1]
Total equity		234,737	313,137	140,168	[1]
Total liabilities and equity		$ 4,467,653	$ 3,984,568	$ 3,418,223	[1]

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.